Investments - Summary of Investments In Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Equity	$ 856
Goodwill recognised as of acquisition date	4,794
Intangible assets and goodwill	411,521	$ 358,908	$ 22,357	$ 25,457
Investments in associates, gross	8,178
Share of profits or (losses) from associates, including amortization of intangible assets other than goodwill	(201)
Total carrying amount as of December 31, 2022	7,977	$ 0
Non-contractual customer relationships
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	4,315
Amortisation, intangible assets other than goodwill	(2,115)
Brands
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	363
Amortisation, intangible assets other than goodwill	$ (35)
Kamaroopin Gestora de Recursos Ltda
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Country of incorporation	BR
Equity	$ (1)
Goodwill recognised as of acquisition date	476
Investments in associates, gross	2,954
Share of profits or (losses) from associates, including amortization of intangible assets other than goodwill	49
Total carrying amount as of December 31, 2022	3,003
Kamaroopin Gestora de Recursos Ltda | Non-contractual customer relationships
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	4,221
Amortisation, intangible assets other than goodwill	(2,070)
Kamaroopin Gestora de Recursos Ltda | Brands
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	363
Amortisation, intangible assets other than goodwill	$ (35)
Hanuman GP Cayman, LLC
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Country of incorporation	KY
Equity	$ (2)
Goodwill recognised as of acquisition date	4,318
Investments in associates, gross	4,365
Share of profits or (losses) from associates, including amortization of intangible assets other than goodwill	(125)
Total carrying amount as of December 31, 2022	4,240
Hanuman GP Cayman, LLC | Non-contractual customer relationships
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	94
Amortisation, intangible assets other than goodwill	(45)
Hanuman GP Cayman, LLC | Brands
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	0
Amortisation, intangible assets other than goodwill	$ 0
Uliving Holding S.A (c)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Country of incorporation	BR
Equity	$ 859
Goodwill recognised as of acquisition date	0
Investments in associates, gross	859
Share of profits or (losses) from associates, including amortization of intangible assets other than goodwill	(125)
Total carrying amount as of December 31, 2022	734
Uliving Holding S.A (c) | Non-contractual customer relationships
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	0
Amortisation, intangible assets other than goodwill	0
Uliving Holding S.A (c) | Brands
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Intangible assets and goodwill	0
Amortisation, intangible assets other than goodwill	$ 0